Lines of Credit (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Unused Lines of Committed Credit Facilities

The Group has unused lines of committed credit facilities available amounting to $763.2 million at December 31, 2013 (December 31, 2012: $831.4 million) with the following expiry dates.

	December 31, 2013	December 31, 2012
- within one year	—	58.4
- later than one year and not later than two years	—	8.0
- later than two years and not later than three years	96.7	35.0
- later than three years and not later than five years	666.5	730.0

	763.2	831.4